May 1, 2009

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

U.S. Equity	International Equity	Emerging Markets
Lazard Retirement U.S. Equity Value Portfolio
Lazard Retirement U.S. Strategic Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
(until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)

Lazard Retirement International Equity Portfolio
Lazard Retirement International Equity Select Portfolio
Lazard Retirement International Strategic Equity Portfolio
Lazard Retirement International Small Cap Equity Portfolio
Lazard Retirement Emerging Markets Equity Portfolio Lazard Retirement Developing Markets Equity Portfolio Capital Allocator Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

 Lazard Retirement Series Table of Contents

▲

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses	Carefully review this important section for
4	Lazard Retirement U.S. Equity Value Portfolio	information on the Portfolios’ investment
6	Lazard Retirement U.S. Strategic Equity Portfolio	objectives, strategies, risks, past performance
9	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	and fees.
(until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)
13	Lazard Retirement International Equity Portfolio
16	Lazard Retirement International Equity Select Portfolio
19	Lazard Retirement International Strategic Equity Portfolio
22	Lazard Retirement International Small Cap Equity Portfolio
25	Lazard Retirement Emerging Markets Equity Portfolio
28	Lazard Retirement Developing Markets Equity Portfolio
31	Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio

35	Fund Management	Review this section for details on the people and
35	Investment Manager	organizations who oversee the Portfolios.
35	Portfolio Management
36	Biographical Information of Principal Portfolio Managers
38	Advisory Board
38	Administrator
38	Distributor
38	Custodian

39	Account Policies	Review this section for details on how shares are
39	Buying Shares	valued, how to purchase and sell shares
39	Market Timing/Excessive Trading	and payments of dividends and distributions.
40	Calculation of Net Asset Value
40	Distribution and Servicing Arrangements
40	Selling Shares
41	Dividends, Distributions and Taxes

42	Financial Highlights	Review this section for recent financial information.
47	Other Performance of the Investment Manager

	Back Cover	Where to learn more about the Portfolios.

Prospectus1

Lazard Asset Management LLC serves as each Portfolio’s Investment Manager.

The portfolios (each, a “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) are intended to be funding vehicles for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Not all Portfolios or share classes may be available through a particular Policy. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of a Portfolio may be higher or lower than, and there is no guarantee that the investment results of a Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund’s Board of Directors monitors each Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

2Prospectus

 Lazard Retirement Series Overview

▲

The Portfolios

The Fund consists of ten separate Portfolios. Each Portfolio may offer Service Shares and Investor Shares, which have different expense ratios. Only Lazard Retirement U.S. Strategic Equity Portfolio, Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio), Lazard Retirement International Equity Portfolio and Lazard Retirement Emerging Markets Equity Portfolio are currently in operation. Shares of the other Portfolios may be offered upon request.

Each Portfolio has its own investment objective, strategies, and risk/return and expenses profile. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

Each Portfolio other than Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on each Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

Except as otherwise indicated, the Portfolios invest primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, a Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolios if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolios may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolios:

•	are not bank deposits

•	are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	are not guaranteed to achieve their stated goals

Prospectus3

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

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Lazard Retirement U.S. Equity Value Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations generally in the range of companies included in the Russell 1000® Value Index (ranging from approximately $340 million to $5.2 billion as of March 20, 2009) at the time of initial purchase by the Portfolio that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio typically invests in 55 to 100 securities.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 10% of its total assets in non-U.S. equity securities that trade in U.S. markets.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. The Portfolio’s performance will not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees and charges were reflected, performance would be lower than the performance that will be shown for the Portfolio.

4Prospectus

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses*	.20%	.20%

Total Annual Portfolio Operating Expenses	1.20%	.95%

*

“Other Expenses” are based on estimated amounts for the current fiscal year. Expense ratios vary based on, among other factors, Portfolio assets and will tend to be higher if Portfolio assets are lower than anticipated, perhaps significantly higher.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Equity Value Portfolio

	1 Year	3 Years

Service Shares	$122	$381

Investor Shares	$97	$303

Prospectus5

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

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Lazard Retirement U.S. Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies. Ordinarily, the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500® Index (ranging from approximately $206 million to $337 billion as of March 20, 2009).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 15% of its total assets in non-U.S. equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Investment Manager currently intends to invest the Portfolio’s assets in a relatively small number of issuers (generally 55 to 75).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Some of the Portfolio’s investments will rise and fall based only on investor perception. Mid cap and small cap companies may carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established, companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

6Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Strategic Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As of May 1, 2007, the Portfolio changed its name from “Lazard Retirement Equity Portfolio” to “Lazard Retirement U.S. Strategic Equity Portfolio” and adopted the Portfolio’s current investment strategy. Prior to May 1, 2007, the Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/03 12.75% Worst Quarter: 12/31/08 (23.02)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement U.S. Strategic Equity Portfolio

Service Shares	3/18/98	(35.28)%	(2.74)%	(1.01)%	0.02%

S&P 500 Index		(37.00)%	(2.19)%	(1.38)%	(0.03)%

Prospectus7

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	3.88%	3.88%	*

Total Annual Portfolio Operating Expenses	4.88%	4.63%

Fee Waiver and Expense Reimbursement**	3.63%	3.63%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Strategic Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$1,141	$2,157	$4,709

Investor Shares	$102	$1,069	$2,042	$4,509

8Prospectus

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Until June 1, 2009, the Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes have meaningful upside potential relative to current valuation levels, based on earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap U.S. companies. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $1 million to $3.5 billion as of March 20, 2009).

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

(until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S. companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500® Index (ranging from approximately $1 million to $6.0 billion as of March 18, 2009). Because “small-mid cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small-mid cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap U.S. companies. The Investment Manager seeks to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research platforms. The Investment Manager believes that contribution of ideas from multiple sources within the firm benefits the generation of investment ideas for consideration by the Portfolio’s portfolio management team. Companies selected for investment in the Portfolio generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

•	sustainable returns

•	strong free cash flow with balance sheet flexibility

•	attractive valuation, utilizing peer group and historical comparisons

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies and may invest up to 10% of its total assets in non-U.S. equity securities, including ADRs and GDRs.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Prospectus9

The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

As of June 1, 2009, the Portfolio will change its name from “Lazard Retirement U.S. Small Cap Equity Portfolio” to “Lazard Retirement U.S. Small-Mid Cap Equity Portfolio,” adopt the Portfolio’s investment strategies as described herein and will compare its performance to the Russell 2500 Index (see page 49 for performance of the Investment Manager’s U.S. Small-Mid Cap Equity Composite). Until June 1, 2009 (and for the periods shown below), the Portfolio focuses on small cap U.S. companies and compares its performance to the Russell 2000 Index.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Small-Mid Cap Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000® Index (which consists of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

10Prospectus

Best Quarter: 6/30/99 21.25% Worst Quarter: 12/31/08 (29.16)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement U.S. Small-Mid Cap Equity Portfolio

Service Shares	11/4/97	(36.47)%	(3.95)%	3.38%	2.59%

Russell 2000 Index		(33.79)%	(0.93)%	3.02%	2.40%

Prospectus11

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.41%	.41%	*

Total Annual Portfolio Operating Expenses	1.41%	1.16%

Fee Waiver and Expense Reimbursement**	.16%	.16%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$431	$756	$1,677

Investor Shares	$102	$353	$623	$1,395

12Prospectus

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International (“MSCI®”) Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $509 million to $126 billion as of March 20, 2009) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Prospectus13

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/03 15.42% Worst Quarter: 9/30/02 (17.43)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement International Equity Portfolio

Service Shares	9/1/98	(37.02)%	1.70%	0.39%	1.51%

MSCI EAFE Index		(43.38)%	1.66%	0.80%	2.31%

14Prospectus

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.17%	.17%	*

Total Annual Portfolio Operating Expenses**	1.17%	.92%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

These expenses are as of the Portfolio’s fiscal year ended December 31, 2008. Expense ratios change over time and may tend to rise when Portfolio assets decline. The Investment Manager is contractually obligated to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$119	$372	$644	$1,420

Investor Shares	$94	$293	$509	$1,131

Prospectus15

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement International Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities of relatively large non-U.S. companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $509 million to $126 billion as of March 20, 2009) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

The Investment Manager currently intends to hold securities, including ADRs, GDRs and common stocks, of between approximately 30 and 55 different issuers on a long-term basis. This strategy could result in lower brokerage costs to the Portfolio. Although the Investment Manager does not anticipate frequent trading in the Portfolio’s securities, the Investment Manager will sell portfolio positions when it considers such action appropriate.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions

16Prospectus

to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. The Portfolio’s performance will not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees and charges were reflected, performance would be lower than the performance that will be shown for the Portfolio.

Prospectus17

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.85%	.85%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses*	.25%	.25%

Total Annual Portfolio Operating Expenses	1.35%	1.10%

*

“Other Expenses” are based on estimated amounts for the current fiscal year. Expense ratios vary based on, among other factors, Portfolio assets and will tend to be higher if Portfolio assets are lower than anticipated, perhaps significantly higher.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International Equity Select Portfolio

	1 Year	3 Years

Service Shares	$137	$428

Investor Shares	$112	$350

18Prospectus

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement International Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the MSCI EAFE Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time. The Portfolio may invest in companies of any size, and the market capitalizations of companies in which the Portfolio invests may vary with market conditions.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Investment Manager currently intends to hold securities of between approximately 30 to 55 different issuers. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment.

The countries represented by the MSCI EAFE Index currently include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to seek to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition,

Prospectus19

derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. The Portfolio’s performance will not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees and charges were reflected, performance would be lower than the performance that will be shown for the Portfolio.

20Prospectus

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses*	.40%	.40%

Total Annual Portfolio Operating Expenses	1.40%	1.15%

Fee Waiver and Expense Reimbursement**	.15%	.15%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International Strategic Equity Portfolio

	1 Year	3 Years

Service Shares	$127	$428

Investor Shares	$102	$350

Prospectus21

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement International Small Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small non-U.S. companies” to be those non-U.S. companies with market capitalizations, at the time of initial purchase by the Portfolio, below $5 billion or in the range of the smallest 10% of companies included in the MSCI EAFE Index (based on market capitalization of the Index as a whole, which ranged from approximately $509 million to $126 billion as of March 20, 2009). Because “small non-U.S. companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of the company increases so that the company no longer meets the definition of a “small non-U.S. company.”

In choosing stocks for the Portfolio, the Investment Manager looks for smaller, well-managed non-U.S. companies that have the potential to grow. The percentage of the Portfolio’s assets invested in particular geographic sectors may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have one or more of the following characteristics:

•	the potential to become a larger factor in the company’s business sector

•	significant debt but high levels of free cash flow

•	a relatively short corporate history with the expectation that the business may grow

The Portfolio may invest up to 20% of its assets in equity securities of larger companies.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established, companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

22Prospectus

The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. The Portfolio’s performance will not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees and charges were reflected, performance would be lower than the performance that will be shown for the Portfolio.

Prospectus23

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses*	.25%	.25%

Total Annual Portfolio Operating Expenses	1.25%	1.00%

*

“Other Expenses” are based on estimated amounts for the current fiscal year. Expense ratios vary based on, among other factors, Portfolio assets and will tend to be higher if Portfolio assets are lower than anticipated, perhaps significantly higher.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International Small Cap Equity Portfolio

	1 Year	3 Years

Service Shares	$127	$397

Investor Shares	$102	$318

24Prospectus

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets (“EM®”) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions (for hedging purposes or to seek to increase returns).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Prospectus25

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares and Investor Shares over time to that of the MSCI EM Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Best Quarter: 12/31/99 29.16% Worst Quarter: 12/31/08 (31.03)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement Emerging Markets Equity Portfolio

Service Shares	11/4/97	(48.72)%	10.30%	9.83%	5.81%

Investor Shares	5/1/06	(48.59)%	N/A	N/A	(9.78)%

MSCI EM Index		(53.33)%	7.66%	9.02%	4.67% (Service) (12.33)% (Investor)

26Prospectus

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets are reflected in the share price. The accompanying table does not reflect fees charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.27%	.28%

Total Annual Portfolio Operating Expenses*	1.52%	1.28%

*

These expenses are as of the Portfolio’s fiscal year ended December 31, 2008. Expense ratios change over time and may tend to rise when Portfolio assets decline. The Investment Manager is contractually obligated to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% and 1.35% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement Emerging Markets Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$155	$480	$829	$1,813

Investor Shares	$130	$406	$702	$1,545

Prospectus27

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement Developing Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries.

Emerging market countries include all countries represented by the MSCI EM Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Portfolio’s investments will generally consist of a portfolio of approximately 60 to 90 securities.

The Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. A premium may be paid for higher, sustainable growth.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions (for hedging purposes or to seek to increase returns).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the

28Prospectus

risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance.

Prospectus29

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses*	.35%	.35%

Total Annual Portfolio Operating Expenses	1.60%	1.35%

*

“Other Expenses” are based on estimated amounts for the current fiscal year. Expense ratios vary based on, among other factors, Portfolio assets and will tend to be higher if Portfolio assets are lower than anticipated, perhaps significantly higher.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement Developing Markets Equity Portfolio

	1 Year	3 Years

Service Shares	$163	$595

Investor Shares	$137	$428

30Prospectus

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement Capital Allocator Opportunistic
Strategies Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in common stock of exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as exchange-traded funds or “ETFs”), as well as actively managed closed-end management investment companies (“closed-end funds”) (collectively, “Underlying Funds”). ETFs in which the Portfolio may invest include both ETFs designed to correlate directly with an index and ETFs designed to correlate inversely with an index. The Portfolio, through Underlying Funds in which it invests, may invest in non- U.S. companies (including those in emerging markets), and the Portfolio also may invest directly in equity and debt securities in addition to its investments in Underlying Funds. The Portfolio’s investment portfolio is concentrated in a relatively small number of holdings (generally 10 to 30). Investors can invest directly in Underlying Funds and do not need to invest in Underlying Funds through mutual funds or separately managed accounts.

The Portfolio’s investments generally are categorized by the Investment Manager as falling within the following four categories:

•

thematic—industrial or economic sectors that may grow in relative terms at faster rates than the overall economy and, in the view of the Investment Manager, potentially translate into greater rates of return

•	diversifying assets—investments that are uncorrelated to the overall equity market or possess attractive absolute return oriented characteristics, including fixed income vehicles

•	discounted assets—investments in markets or sectors that are viewed favorably by the Investment Manager and that can be purchased at a tangible discount to net asset value

•	contrarian/opportunistic—investments that seek to take advantage of market anomalies that are attractively valued and/or out of favor with current investor fashions

The Investment Manager makes allocation changes in the Portfolio’s investments based on a forward looking assessment of capital markets using a risk/reward and probability methodology.

The Portfolio may engage in various investment techniques consistent with its investment strategies, including writing put and covered call options on securities (including ETFs) and entering into other derivatives transactions such as swap agreements, forward currency contracts and options on indexes and currencies.

Principal Investment Risks

While stocks (in which the Underlying Funds invest) have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Shares of Underlying Funds in which the Portfolio invests may trade at prices that vary from their net asset values, sometimes significantly. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their

Prospectus31

proportional share of the management fees and operating expenses of Underlying Funds in which the Portfolio invests.

The Portfolio may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), in the amount of its assets that may be invested in Underlying Funds unless an Underlying Fund has received an exemptive order from the Securities and Exchange Commission (the “SEC”) on which the Portfolio may rely or an exemption is available. Many ETFs have received such an exemptive order, and the Portfolio’s reliance is conditioned on compliance with certain conditions of the order. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in Underlying Funds that are registered investment companies to: (1) 3% or less of an Underlying Fund’s voting shares, (2) an Underlying Fund’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of Underlying Funds in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

The Portfolio’s investments in Underlying Funds are subject to the risks of Underlying Funds’ investments, as well as to the general risks of investing in Underlying Funds. The shares of Underlying Funds may trade at prices at, below or above their most recent net asset value (“NAV”). Shares of closed-end funds, in particular, frequently trade at persistent discounts to their NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single economic or market occurrence than if the Portfolio’s investments consisted of a larger number of securities.

A contrarian/opportunistic strategy is susceptible to the risk that the Investment Manager’s determinations of opportunities in market anomalies do not materialize as expected so that investments using this strategy do not increase in value (and may lose value).

Derivatives can be illiquid and highly volatile. As such, a small investment in certain derivatives could have a potentially

32Prospectus

large impact on the Portfolio’s performance. The Portfolio may enter into derivatives transactions primarily for hedging purposes and also may use these transactions to increase returns. Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. The Portfolio’s performance will not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees and charges were reflected, performance would be lower than the performance that will be shown for the Portfolio.

Prospectus33

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Shareholder transaction fees are paid from your account. Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses†	.27%	.27%

Acquired Fund Fees and Expenses (Underlying Funds)†*	.40%	.40%

Total Annual Portfolio Operating Expenses*	1.92%	1.67%

Fee Waiver and Expense Reimbursement**	.25%	.25%

Net Expenses**	1.67%	1.42%

†	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

*

These expenses are based on historical numbers. Underlying Funds’ expense ratios change over time and may tend to rise when Underlying Fund assets decline. Fees and expenses of the Underlying Funds in which the Portfolio invests, including any increases in the Acquired Fund Fees and Expenses shown above, are borne indirectly by the Portfolio’s shareholders. The Portfolio’s estimated indirect expenses of investing in Underlying Funds represents the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds based on the Portfolio’s anticipated average invested balance in each Underlying Fund, the anticipated number of days invested, and each Underlying Fund’s net annual fund operating expenses. Excluding the indirect costs of investing in Underlying Funds, Total Annual Portfolio Operating Expenses for Service Shares are estimated to be 1.52% and for Investor Shares are estimated to be 1.27%.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses, excluding Acquired Fund Fees and Expenses, exceed 1.27% and 1.02% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively. The addition of Acquired Fund Fees and Expenses will cause Net Expenses to exceed the maximum amounts of 1.27% and 1.02% for Service Shares and Investor Shares, respectively, agreed to by the Investment Manager.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement Capital Allocator Strategies Portfolio

	1 Year	3 Years

Service Shares	$170	$579

Investor Shares	$145	$502

34Prospectus

 Lazard Retirement Series Fund Management

▲

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $79.8 billion as of December 31, 2008. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2008, the Investment Manager waived all or a portion of its management fees with respect to certain Portfolios, which resulted in such Portfolios paying the Investment Manager an investment management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets.

Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid

Retirement U.S. Equity Value Portfolio	.75%	N/A†

Retirement U.S. Strategic Equity Portfolio	.75%	0%

Retirement U.S. Small-Mid Cap Equity Portfolio	.75%	.59%

Retirement International Equity Portfolio	.75%	.75%

Retirement International Equity Select Portfolio	.85%	N/A†

Retirement International Strategic Equity Portfolio	.75%	N/A†

Retirement International Small Cap Equity Portfolio	.75%	N/A†

Retirement Emerging Markets Equity Portfolio	1.00%	1.00%

Retirement Developing Markets Equity Portfolio	1.00%	N/A†

Retirement Capital Allocator Opportunistic Strategies Portfolio	1.00%	N/A†

†	The Portfolio had not commenced investment operations on December 31, 2008.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolios, and the Investment Manager is available in the Fund’s annual report to shareholders for the year ended December 31, 2008.

Portfolio Management

The Investment Manager manages the Portfolios on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the respective Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

Retirement U.S. Equity Value Portfolio—J. Richard Tutino, Andrew D. Lacey#, Nicholas Sordoni and Ronald Temple

Retirement U.S. Strategic Equity Portfolio—Christopher H. Blake and Robert A. Failla (each since May 2007), Andrew D. Lacey# (since May 2003)* and Ronald Temple (since February 2009)

Retirement U.S. Small-Mid Cap Equity Portfolio##—Daniel Breslin (since May 2007) and Andrew D. Lacey** (since May 2003)

Retirement International Equity Portfolio—Michael G. Fry (since November 2005), Michael A. Bennett and Michael Powers (each since May 2003) and John R. Reinsberg#

Retirement International Equity Select Portfolio—Michael A. Bennett, Gabrielle M. Boyle, Adam Cohen, Michael Powers and John R. Reinsberg**

Retirement International Strategic Equity Portfolio—Michael A. Bennett, Robin O. Jones (since May 2009), Mark Little, Brian Pessin and John R. Reinsberg#*

Retirement International Small Cap Equity Portfolio—Brian Pessin, John R. Reinsberg** and Edward Rosenfeld

Prospectus35

Retirement Emerging Markets Equity Portfolio—Rohit Chopra (since May 2007), James M. Donald (since November 2001), Erik McKee (since July 2008) and John R. Reinsberg**

Retirement Developing Markets Equity Portfolio—James M. Donald†, Peter Gillespie, Kevin O’Hare, and John R. Reinsberg**

Retirement Capital Allocator Opportunistic Strategies Portfolio—David R. Cleary and Christopher Komosa

#	In addition to his oversight responsibility, Mr. Lacey or Mr. Reinsberg, as the case may be, is a member of the portfolio management team.

*

Prior to May 1, 2007, Mr. Lacey managed the Portfolio (formerly known as “Lazard Retirement Equity Portfolio”) with a strategy that invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

##	Until June 1, 2009, Michael DeBernardis (since September 2007) also is a member of the portfolio management team.

**

As a Deputy Chairman of the Investment Manager, Mr. Lacey or Mr. Reinsberg, as the case may be, is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

†	As head of the Emerging Markets Group, Mr. Donald is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Unless otherwise indicated, each portfolio manager has served in that capacity since the relevant Portfolio’s inception.

Biographical Information of Principal Portfolio Managers

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Equity team. Prior to joining the Investment Manager in 1992, Mr. Bennett was an international equity analyst with General Electric Investment Corporation and worked at Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987 and is a Chartered Financial Analyst (“CFA”) Charterholder.

Christopher H. Blake, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity and U.S. Mid Cap Equity teams. Mr. Blake joined the Investment Manager in 1995, when he began working in the investment field as a research analyst for the Investment Manager.

Gabrielle M. Boyle, a Senior Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global, International and European Equity Select portfolio teams. Prior to joining the Investment Manager in 1993, she worked with Royal Insurance Asset Management. Ms. Boyle has been working in the investment field since 1990 and is a member of the UK Society of Investment Professionals.

Daniel Breslin, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Small-Mid Cap Equity portfolio team. He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Mr. Breslin was with Guardian Life and New York Life.

Rohit Chopra, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley.

David R. Cleary, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Capital Allocator Series team. Prior to joining the Investment Manager in 1994, Mr. Cleary was with Union Bank of Switzerland and IBJ Schroeder. Mr. Cleary is a CFA Charterholder.

Adam Cohen, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global, International and European Equity Select portfolio teams. He began working in the investment field in 1989. Prior to joining the Investment Manager in 2007, Mr. Cohen was a specialist financials broker with Fox Pitt-Kelton and a Pan European Equity Research salesperson at Lehman Brothers, Salomon Brothers and at JP Morgan Chase.

Michael DeBernardis, a Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Small Cap Equity team with responsibility for coverage of consumer supply chain and defense sectors. He began working in the investment field in 1996. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was a Senior Equity Analyst at Systematic Financial Management L.P. and a Market Data Analyst at Salomon Smith Barney.

James M. Donald, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group. Prior to joining the Investment Manager in 1996, Mr. Donald was a portfolio manager with Mercury Asset Management. Mr. Donald is a CFA Charterholder.

36Prospectus

Robert A. Failla, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity, U.S. Mid Cap Equity and Global Equity teams. Prior to joining the Investment Manager in 2003, he was a portfolio manager with AllianceBernstein. He began working in the investment field in 1993 and is a CFA Charterholder.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Peter Gillespie, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team. Prior to joining the Investment Manager in 2007, he was a portfolio manager at Newgate Capital, LLP, GE Asset Management and an analyst at Sintra Capital Corp. Mr. Gillespie is a CFA Charterholder.

Robin O. Jones, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Strategic Equity team. Prior to rejoining the Investment Manager in 2007, Mr. Jones was a portfolio manager for Bluecrest Capital Management since 2006. Mr. Jones initially joined the Investment Manager in 2002, when he began working in the investment field.

Christopher Komosa, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Capital Allocator Series team. Prior to joining the Investment Manager in 2006, Mr. Komosa was with Permal Asset Management, Pinnacle International Management, Caxton Associates and Graham Capital. Mr. Komosa is a CFA Charterholder.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for oversight of U.S. and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity, U.S. Equity Select, U.S. Equity Value, U.S. Mid Cap Equity and Global Equity teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Mark Little, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Equity and European Equity teams. Prior to joining the Investment Manager in 1997, Mr. Little was a manager with the Coopers & Lybrand corporate finance practice. He began working in the investment field in 1992.

Erik McKee, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on the materials and industrials sectors. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. McKee was with Bank of America and Unibanco in Sao Paulo, Brazil.

Kevin O’Hare, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. He began working in the investment field in 1991. Prior to joining the Investment Manager in 2001, Mr. O’Hare was with Merrill Lynch and Moore Capital Management. Mr. O’Hare is a CFA Charterholder.

Brian Pessin, a Managing Director of the Investment Manager is a portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams. Prior to joining the Investment Manager in 1999, Mr. Pessin was associated with Dawson, Samberg Capital Management, Gabelli & Company and Auerbach, Grayson & Co. He has been working in the investment field since 1994 and is a CFA Charterholder.

Michael Powers, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. He began working in the investment field in 1990 when he joined the Investment Manager.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for oversight of International and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Edward Rosenfeld, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams. He began working in the investment industry in 1996. Prior to joining the

Prospectus37

Investment Manager in 2001, Mr. Rosenfeld was an analyst with J.P. Morgan.

Nicholas Sordoni, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Equity Value team. Prior to joining the Investment Manager in 2002, Mr. Sordoni was an Equity Research Associate at Credit Suisse First Boston covering the health care industry. Mr. Sordoni began working in the investment field in 1997. Mr. Sordoni is a CFA Charterholder.

Ronald Temple, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Equity Value, U.S. Equity Select and U.S. Strategic Equity teams. In addition, Mr. Temple is a Co-Director of Research and a Research Analyst on the Global Research Platform, primarily covering the financials sector. Mr. Temple joined the Investment Manager in 2001 and has been working in the investment field since 1991.

J. Richard Tutino, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Equity Value and U.S. Equity Select teams. Prior to joining the Investment Manager in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. He is a member of the New York Society of Security Analysts and a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolios is contained in the Fund’s Statement of Additional Information (“SAI”).

Advisory Board

An Advisory Board of three external advisors assists the portfolio managers in formulating policy for management of Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio. The members of this team are Herbert W. Gullquist, Senior Advisor of the Investment Manager, Victor A. Canto, PhD, founder and chairman of La Jolla Economics (an economics consulting firm), and John Reese, a former Managing Director of the Investment Manager. The Advisory Board is not responsible for managing the Portfolio on a day-to-day basis.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as each Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolios’ investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities.

38Prospectus

 Lazard Retirement Series Account Policies

▲

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at each Portfolio’s NAV calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolios and their investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to a Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. Each Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging a Portfolio’s shares followed by purchasing or exchanging into shares of that Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other

Prospectus39

circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to a Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in foreign markets are particularly susceptible to time zone arbitrage. As a result, Portfolios investing in securities trading in non-U.S. markets, including Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio, which may invest in Underlying Funds that invest in securities trading in non-U.S. markets, may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Calculation of Net Asset Value

The Fund will determine the NAV of each Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows each Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer a Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company

40Prospectus

on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of a Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since each Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus41

 Lazard Retirement Series Financial Highlights

▲

Financial Highlights

The following financial highlights tables are intended to help you understand each Portfolio’s financial performance since inception (or five years, whichever is less), and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with each Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders (prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio was named “Lazard Retirement Equity Portfolio”). You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return. As of the date of this Prospectus, only Lazard Retirement Emerging Markets Equity Portfolio had issued Investor Shares.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares
Net asset value, beginning of year	$10.17	$12.86	$11.02	$10.74	$9.67

Income (loss) from investment operations:
Net investment income	0.10	0.07	0.09	0.08	0.08
Net realized and unrealized gain (loss)	(3.69)	(0.14)	1.83	0.28	1.05

Total from investment operations	(3.59)	(0.07)	1.92	0.36	1.13

Less distributions from:
Net investment income	(0.07)	(0.15)	(0.08)	(0.08)	(0.06)
Net realized gains	—	(2.47)	—	—	—

Total distributions	(0.07)	(2.62)	(0.08)	(0.08)	(0.06)

Net asset value, end of year	$6.51	$10.17	$12.86	$11.02	$10.74

Total Return (a)	(35.28)%	(0.95)%	17.48%	3.38%	11.79%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$3,312	$4,959	$5,078	$4,311	$4,883
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Gross expenses	4.88%	4.21%	4.45%	3.57%	3.58%
Net investment income	1.27%	0.62%	0.68%	0.59%	0.75%
Portfolio turnover rate	86%	101%	102%	75%	59%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

42Prospectus

LAZARD RETIREMENT U.S. SMALL-MID CAP EQUITY PORTFOLIO

(until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares
Net asset value, beginning of year	$9.98	$17.31	$16.31	$16.90	$14.71

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.02)	(0.06)	(0.04)	—	(b)
Net realized and unrealized gain (loss)	(3.63)	(0.87)	2.49	0.69	2.19

Total from investment operations	(3.64)	(0.89)	2.43	0.65	2.19

Less distributions from:
Net realized gains	—	(6.44)	(1.43)	(1.24)	—

Total distributions	—	(6.44)	(1.43)	(1.24)	—

Net asset value, end of year	$6.34	$9.98	$17.31	$16.31	$16.90

Total Return (a)	(36.47)%	(7.20)%	16.07%	3.99%	14.89%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$34,969	$62,772	$82,514	$136,970	$110,982
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.18%	1.22%	1.25%
Gross expenses	1.41%	1.33%	1.18%	1.22%	1.28%
Net investment loss	(0.11)%	(0.17)%	(0.22)%	(0.26)%	(0.35)%
Portfolio turnover rate	139%	102%	87%	93%	98%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(b)	Amount is less than $0.01 per share.

Prospectus43

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares
Net asset value, beginning of year	$13.35	$14.89	$12.83	$11.88	$10.39

Income (loss) from investment operations:
Net investment income	0.21	0.19	0.21	0.15	0.09
Net realized and unrealized gain (loss)	(5.15)	1.24	2.61	1.08	1.46

Total from investment operations	(4.94)	1.43	2.82	1.23	1.55

Less distributions from:
Net investment income	(0.14)	(0.37)	(0.15)	(0.11)	(0.06)
Net realized gains	(0.04)	(2.60)	(0.61)	(0.17)	—

Total distributions	(0.18)	(2.97)	(0.76)	(0.28)	(0.06)

Net asset value, end of year	$8.23	$13.35	$14.89	$12.83	$11.88

Total Return (a)	(37.02)%	10.78%	22.53%	10.65%	14.98%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$284,140	$391,465	$308,693	$266,437	$206,625
Ratios to average net assets:
Net expenses	1.17%	1.18%	1.19%	1.21%	1.25%
Gross expenses	1.17%	1.18%	1.19%	1.21%	1.29%
Net investment income	2.15%	1.60%	1.51%	1.45%	1.05%
Portfolio turnover rate	43%	48%	75%	54%	53%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

44Prospectus

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares

Net asset value, beginning of year	$25.64	$22.69	$18.81	$13.91	$10.73

Income (loss) from investment operations:
Net investment income (a)	0.58	0.29	0.27	0.13	0.05
Net realized and unrealized gain (loss)	(12.77)	7.03	5.08	5.41	3.21

Total from investment operations	(12.19)	7.32	5.35	5.54	3.26

Less distributions from:
Net investment income	(0.47)	(0.30)	(0.10)	(0.05)	(0.08)
Net realized gains	(1.39)	(4.07)	(1.37)	(0.59)	—

Total distributions	(1.86)	(4.37)	(1.47)	(0.64)	(0.08)

Net asset value, end of year	$11.59	$25.64	$22.69	$18.81	$13.91

Total Return (b)	(48.72)%	33.30%	29.95%	40.78%	30.59%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$168,787	$251,665	$129,306	$82,812	$31,710
Ratios to average net assets:
Net expenses	1.52%	1.57%	1.60%	1.60%	1.60%
Gross expenses	1.52%	1.57%	1.69%	1.95%	2.36%
Net investment income	2.81%	1.12%	1.30%	1.39%	1.13%
Portfolio turnover rate	53%	52%	48%	51%	43%

(a)	Beginning with the fiscal year ended 12/31/06, net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

Prospectus45

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO (Concluded)

Selected data for a share of capital stock outstanding throughout each period	Year Ended		For the Period 5/1/06* to 12/31/06
	12/31/08	12/31/07

Investor Shares
Net asset value, beginning of period	$ 25.60	$22.71	$22.13

Income (loss) from investment operations:
Net investment income (a)	0.64	0.35	0.19
Net realized and unrealized gain (loss)	(12.78)	7.04	1.88

Total from investment operations	(12.14)	7.39	2.07

Less distributions from:
Net investment income	(0.52)	(0.43)	(0.12)
Net realized gains	(1.39)	(4.07)	(1.37)

Total distributions	(1.91)	(4.50)	(1.49)

Net asset value, end of period	$ 11.55	$25.60	$22.71

Total Return (b)	(48.59)%	33.63%	10.64%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$ 61,005	$145,530	$42,009
Ratios to average net assets:
Net expenses (c)	1.28%	1.32%	1.35%
Gross expenses (c)	1.28%	1.32%	1.54%
Net investment income (c)	3.02%	1.34%	1.38%
Portfolio turnover rate	53%	52%	48%

*	The inception date for Investor Shares was May 1, 2006.

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance. Period of less than one year is not annualized.

(c)	Annualized for period of less than one year.

46Prospectus

 Lazard Retirement Series Other Performance of the Investment Manager

▲

Lazard U.S. Equity Value Composite

This is not the Portfolio’s Performance

Lazard Retirement U.S. Equity Value Portfolio had not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the “Other Accounts”). The chart below shows the historical investment performance for a composite (the “U.S. Equity Value Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Equity Value Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2002	2003	2004	2005	2006	2007	2008

U.S. Equity Value Composite	(13.3)%	25.5%	16.4%	4.4%	22.3%	2.5%	(35.5)%

Russell 1000 Value Index*	(15.5)%	30.0%	16.5%	7.1%	22.2%	(0.2)%	(36.9)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Three Years	Five Years	Since Inception

U.S. Equity Value Composite	10/1/01	(35.5)%	(6.8)%	(0.4)%	2.1%

Russell 1000 Value Index*	N/A	(36.9)%	(8.3)%	(0.8)%	1.7%

*

The Russell 1000 Value Index measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies by capitalization) with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected the performance of the U.S. Equity Value Composite. The performance results of the U.S. Equity Value Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The U.S. Equity Value Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Equity Value Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

Prospectus47

Lazard U.S. Strategic Equity Composite

This is not the Portfolio’s Performance

Prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index. The Portfolio’s current investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “U.S. Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Strategic Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

U.S. Strategic Equity Composite	35.1%	(9.0)%	(3.1)%	(17.2)%	29.4%	19.9%	6.3%	18.1%	1.2%	(34.5)%

S&P 500 Index*	21.0%	(9.1)%	(11.9)%	(22.1)%	28.7%	10.9%	4.9%	15.8%	5.5%	(37.0)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Three Years	Five Years	Since Inception

U.S. Strategic Equity Composite	3/1/98	(34.5)%	(7.8)%	0.0%	3.3%

S&P 500 Index*	N/A	(37.0)%	(8.4)%	(2.2)%	0.3%

*

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected the performance of the U.S. Strategic Equity Composite. The performance results of the U.S. Strategic Equity Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The U.S. Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

48Prospectus

Lazard U.S. Small-Mid Cap Equity Composite

This is not the Portfolio’s Performance

Until June 1, 2009, the Portfolio focuses on small cap U.S. companies. The Portfolio’s investment objective, policies and strategies commencing June 1, 2009 are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “U.S. Small-Mid Cap Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Small-Mid Cap Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2001	2002	2003	2004	2005	2006	2007	2008

U.S. Small-Mid Cap Equity Composite	15.2%	(19.0)%	33.2%	19.8%	9.0%	20.8%	0.2%	(36.2)%

Russell 2500 Index*	1.3%	(17.8)%	45.5%	18.3%	8.1%	16.2%	1.4%	(36.8)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Three Years	Five Years	Seven Years	Since Inception

U.S. Small-Mid Cap Equity Composite	5/1/00	(36.2)%	(8.3)%	0.1%	1.2%	3.4%

Russell 2500 Index*	N/A	(36.8)%	(9.4)%	(1.0)%	1.9%	1.7%

*

The Russell 2500 Index is comprised of the 2,500 smallest U.S. companies included in the Russell 3000 Index (which consists of the 3,000 largest U.S. companies by capitalization). The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected the performance of the U.S. Small-Mid Cap Equity Composite. The performance results of the U.S. Small-Mid Cap Equity Composite reflect actual fees charged to Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The U.S. Small-Mid Cap Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Small-Mid Cap Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

Prospectus49

Lazard International Equity Select Composite

This is not the Portfolio’s Performance

Lazard Retirement International Equity Select Portfolio had not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “International Equity Select Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The International Equity Select Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

International Equity Select Composite	20.2%	3.2%	(19.2)%	(11.2)%	31.0%	16.5%	9.1%	23.1%	10.2%	(36.4)%

MSCI EAFE Index*	27.0%	(14.2)%	(21.4)%	(15.9)%	38.6%	20.2%	13.5%	26.3%	11.2%	(43.4)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Five Years	Ten Years	Since Inception

International Equity Select Composite	1/1/94	(36.4)%	1.8%	2.5%	5.6%

MSCI EAFE Index*	N/A	(43.4)%	1.7%	0.8%	3.5%

*

The MSCI EAFE Index is a broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected the performance of the International Equity Select Composite. The performance results of the International Equity Select Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The International Equity Select Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the International Equity Select Composite are dollar-weighted based upon beginning period market values on a monthly basis. This calculation method differs from guidelines of the SEC for calculating performance of mutual funds.

50Prospectus

Lazard International Strategic Equity Composite

This is not the Portfolio’s Performance

Lazard Retirement International Strategic Equity Portfolio had not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “International Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The International Strategic Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2002	2003	2004	2005	2006	2007	2008

International Strategic Equity Composite	(6.7)%	35.7%	25.8%	18.6%	26.1%	12.4%	(40.5)%

MSCI EAFE Index*	(15.9)%	38.6%	20.2%	13.5%	26.3%	11.2%	(43.4)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Three Years	Five Years	Since Inception

International Strategic Equity Composite	10/1/01	(40.5)%	(5.5)%	4.7%	7.7%

MSCI EAFE Index*	N/A	(43.4)%	(7.4)%	1.7%	4.3%

*

The MSCI EAFE Index is a broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. The Index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the International Strategic Equity Composite. The performance results of the International Strategic Equity Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The International Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the International Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

Prospectus51

Lazard Capital Allocator Opportunistic Strategies
Composite

This is not the Portfolio’s Performance

Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio had not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “Capital Allocator Opportunistic Strategies Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark indices. The Capital Allocator Opportunistic Strategies Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2006	2007	2008

Capital Allocator Opportunistic Strategies Composite	18.4%	16.6%	(27.8)%

MSCI World Index*	20.1%	9.0%	(40.7)%

Global Market Exposure Index**	13.9%	8.9%	(24.1)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Three Years	Since Inception

Capital Allocator Opportunistic Strategies Composite	9/1/05	(27.8)%	(0.1)%	(0.5)%

MSCI World Index*	N/A	(40.7)%	(8.1)%	(5.8)%

Global Market Exposure Index**	N/A	(24.1)%	(2.0)%	(0.8)%

*

The MSCI World Index is a market capitalization-weighted index of companies representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific region. The index is unmanaged, has no fees or costs and is not available for investment.

**

The Global Market Exposure Index is a blended index constructed by the Investment Manager and is comprised of 36% Barclays Capital U.S. Aggregate Bond Index, 19.5% S&P 500 Index, 15% MSCI Europe Index, 9% MSCI Pacific Index, 6% MSCI Emerging Markets Index, 6% S&P MidCap 400 Index, 4.5% S&P SmallCap 600 Index, and 4% Three Month London Interbank Offered Rate (LIBOR). The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the Capital Allocator Opportunistic Strategies Composite. The performance results of the Capital Allocator Opportunistic Strategies Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The Capital Allocator Opportunistic Strategies Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the Capital Allocator Opportunistic Strategies Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

52Prospectus

For more information about the Portfolios, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on each Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

Each Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N- CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112–6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza, New York, New York 10112–6300
Telephone: (800) 823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112–6300

Custodian

State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266–8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm

Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038–4982
http://www.stroock.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-823-6300

www.LazardNet.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

5/09 LZDPS020

Lazard Retirement Series

May 1, 2009

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

U.S. Equity	International Equity	Emerging Markets
Lazard Retirement U.S. Strategic Equity Portfolio Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

 Lazard Retirement Series Table of Contents

▲

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses	Carefully review this important section for
4	Lazard Retirement U.S. Strategic Equity Portfolio	objectives, strategies, risks, past performance
7	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)	and fees.
11	Lazard Retirement International Equity Portfolio
14	Lazard Retirement Emerging Markets Equity Portfolio

17	Fund Management	Review this section for details on the people and
17	Investment Manager	organizations who oversee the Portfolios.
17	Portfolio Management
17	Biographical Information of Principal Portfolio Managers
19	Administrator
19	Distributor
19	Custodian

20	Account Policies	Review this section for details on how shares are
20	Buying Shares	valued, how to purchase and sell shares
20	Market Timing/Excessive Trading	and payments of dividends and distributions.
21	Calculation of Net Asset Value
21	Distribution and Servicing Arrangements
21	Selling Shares
22	Dividends, Distributions and Taxes

23	Financial Highlights	Review this section for recent financial information.
28	Other Performance of the Investment Manager

	Back Cover	Where to learn more about the Portfolios.

Prospectus1

Lazard Asset Management LLC serves as each Portfolio’s Investment Manager.

The portfolios (each, a “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) are intended to be funding vehicles for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Not all Portfolios or share classes may be available through a particular Policy. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of a Portfolio may be higher or lower than, and there is no guarantee that the investment results of a Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund’s Board of Directors monitors each Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

2Prospectus

 Lazard Retirement Series Overview

▲

The Portfolios

Each Portfolio has its own investment objective, strategies, and risk/return and expenses profile. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

Each Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on each Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

Except as otherwise indicated, the Portfolios invest primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, a Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolios if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolios may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolios:

•	are not bank deposits

•	are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	are not guaranteed to achieve their stated goals

Prospectus3

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement U.S. Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies. Ordinarily, the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500® Index (ranging from approximately $206 million to $337 billion as of March 20, 2009).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 15% of its total assets in non-U.S. equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Investment Manager currently intends to invest the Portfolio’s assets in a relatively small number of issuers (generally 55 to 75).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Some of the Portfolio’s investments will rise and fall based only on investor perception. Mid cap and small cap companies may carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established, companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

4Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Strategic Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As of May 1, 2007, the Portfolio changed its name from “Lazard Retirement Equity Portfolio” to “Lazard Retirement U.S. Strategic Equity Portfolio” and adopted the Portfolio’s current investment strategy. Prior to May 1, 2007, the Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/03 12.75% Worst Quarter: 12/31/08 (23.02)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement U.S. Strategic Equity Portfolio

Service Shares	3/18/98	(35.28)%	(2.74)%	(1.01)%	0.02%

S&P 500 Index		(37.00)%	(2.19)%	(1.38)%	(0.03)%

Prospectus5

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	3.88%	3.88%	*

Total Annual Portfolio Operating Expenses	4.88%	4.63%

Fee Waiver and Expense Reimbursement**	3.63%	3.63%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Strategic Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$1,141	$2,157	$4,709

Investor Shares	$102	$1,069	$2,042	$4,509

6Prospectus

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Until June 1, 2009, the Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes have meaningful upside potential relative to current valuation levels, based on earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap U.S. companies. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $1 million to $3.5 billion as of March 20, 2009).

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

(until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S. companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500® Index (ranging from approximately $1 million to $6.0 billion as of March 18, 2009). Because “small-mid cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small-mid cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap U.S. companies. The Investment Manager seeks to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research platforms. The Investment Manager believes that contribution of ideas from multiple sources within the firm benefits the generation of investment ideas for consideration by the Portfolio’s portfolio management team. Companies selected for investment in the Portfolio generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

•	sustainable returns

•	strong free cash flow with balance sheet flexibility

•	attractive valuation, utilizing peer group and historical comparisons

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies and may invest up to 10% of its total assets in non-U.S. equity securities, including ADRs and GDRs.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Prospectus7

The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

8Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

As of June 1, 2009, the Portfolio will change its name from “Lazard Retirement U.S. Small Cap Equity Portfolio” to “Lazard Retirement U.S. Small-Mid Cap Equity Portfolio,” adopt the Portfolio’s investment strategies as described herein and will compare its performance to the Russell 2500 Index (see page 29 for performance of the Investment Manager’s U.S. Small-Mid Cap Equity Composite). Until June 1, 2009 (and for the periods shown below), the Portfolio focuses on small cap U.S. companies and compares its performance to the Russell 2000 Index.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Small-Mid Cap Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000® Index (which consists of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/99 21.25% Worst Quarter: 12/31/08 (29.16)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement U.S. Small-Mid Cap Equity Portfolio

Service Shares	11/4/97	(36.47)%	(3.95)%	3.38%	2.59%

Russell 2000 Index		(33.79)%	(0.93)%	3.02%	2.40%

Prospectus9

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.41%	.41%	*

Total Annual Portfolio Operating Expenses	1.41%	1.16%

Fee Waiver and Expense Reimbursement**	.16%	.16%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$431	$756	$1,677

Investor Shares	$102	$353	$623	$1,395

10Prospectus

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International (“MSCI®”) Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $509 million to $126 billion as of March 20, 2009) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Prospectus11

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/03 15.42% Worst Quarter: 9/30/02 (17.43)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement International Equity Portfolio

Service Shares	9/1/98	(37.02)%	1.70%	0.39%	1.51%

MSCI EAFE Index		(43.38)%	1.66%	0.80%	2.31%

12Prospectus

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.17%	.17%	*

Total Annual Portfolio Operating Expenses**	1.17%	.92%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

These expenses are as of the Portfolio’s fiscal year ended December 31, 2008. Expense ratios change over time and may tend to rise when Portfolio assets decline. The Investment Manager is contractually obligated to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$119	$372	$644	$1,420

Investor Shares	$94	$293	$509	$1,131

Prospectus13

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets (“EM®”) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions (for hedging purposes or to seek to increase returns).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

14Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares and Investor Shares over time to that of the MSCI EM Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Best Quarter: 12/31/99 29.16% Worst Quarter: 12/31/08 (31.03)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement Emerging Markets Equity Portfolio

Service Shares	11/4/97	(48.72)%	10.30%	9.83%	5.81%

Investor Shares	5/1/06	(48.59)%	N/A	N/A	(9.78)%

MSCI EM Index		(53.33)%	7.66%	9.02%	4.67% (Service) (12.33)% (Investor)

Prospectus15

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets are reflected in the share price. The accompanying table does not reflect fees charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.27%	.28%

Total Annual Portfolio Operating Expenses*	1.52%	1.28%

*

These expenses are as of the Portfolio’s fiscal year ended December 31, 2008. Expense ratios change over time and may tend to rise when Portfolio assets decline. The Investment Manager is contractually obligated to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% and 1.35% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement Emerging Markets Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$155	$480	$829	$1,813

Investor Shares	$130	$406	$702	$1,545

16Prospectus

 Lazard Retirement Series Fund Management

▲

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $79.8 billion as of December 31, 2008. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2008, the Investment Manager waived all or a portion of its management fees with respect to certain Portfolios, which resulted in such Portfolios paying the Investment Manager an investment management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets.

Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid

Retirement U.S. Strategic Equity Portfolio	.75%	0%

Retirement U.S. Small-Mid Cap Equity Portfolio	.75%	.59%

Retirement International Equity Portfolio	.75%	.75%

Retirement Emerging Markets Equity Portfolio	1.00%	1.00%

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolios, and the Investment Manager is available in the Fund’s annual report to shareholders for the year ended December 31, 2008.

Portfolio Management

The Investment Manager manages the Portfolios on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the respective Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

Retirement U.S. Strategic Equity Portfolio—Christopher H. Blake and Robert A. Failla (each since May 2007), Andrew D. Lacey# (since May 2003)* and Ronald Temple (since February 2009)

Retirement U.S. Small-Mid Cap Equity Portfolio##—Daniel Breslin (since May 2007) and Andrew D. Lacey** (since May 2003)

Retirement International Equity Portfolio—Michael G. Fry (since November 2005), Michael A. Bennett and Michael Powers (each since May 2003) and John R. Reinsberg#

Retirement Emerging Markets Equity Portfolio—Rohit Chopra (since May 2007), James M. Donald (since November 2001), Erik McKee (since July 2008) and John R. Reinsberg**

#	In addition to his oversight responsibility, Mr. Lacey or Mr. Reinsberg, as the case may be, is a member of the portfolio management team.

*

Prior to May 1, 2007, Mr. Lacey managed the Portfolio (formerly known as “Lazard Retirement Equity Portfolio”) with a strategy that invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

##	Until June 1, 2009, Michael DeBernardis (since September 2007) also is a member of the portfolio management team.

**

As a Deputy Chairman of the Investment Manager, Mr. Lacey or Mr. Reinsberg, as the case may be, is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Unless otherwise indicated, each portfolio manager has served in that capacity since the relevant Portfolio’s inception.

Biographical Information of Principal Portfolio Managers

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Equity team. Prior to joining the Investment Manager in 1992, Mr. Bennett was an international equity analyst with General Electric Investment Corporation and worked at Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett

Prospectus17

has been working in the investment field since 1987 and is a Chartered Financial Analyst (“CFA”) Charterholder.

Christopher H. Blake, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity and U.S. Mid Cap Equity teams. Mr. Blake joined the Investment Manager in 1995, when he began working in the investment field as a research analyst for the Investment Manager.

Daniel Breslin, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Small-Mid Cap Equity portfolio team. He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Mr. Breslin was with Guardian Life and New York Life.

Rohit Chopra, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley.

Michael DeBernardis, a Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Small Cap Equity team with responsibility for coverage of consumer supply chain and defense sectors. He began working in the investment field in 1996. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was a Senior Equity Analyst at Systematic Financial Management L.P. and a Market Data Analyst at Salomon Smith Barney.

James M. Donald, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group. Prior to joining the Investment Manager in 1996, Mr. Donald was a portfolio manager with Mercury Asset Management. Mr. Donald is a CFA Charterholder.

Robert A. Failla, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity, U.S. Mid Cap Equity and Global Equity teams. Prior to joining the Investment Manager in 2003, he was a portfolio manager with AllianceBernstein. He began working in the investment field in 1993 and is a CFA Charterholder.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for oversight of U.S. and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity, U.S. Equity Select, U.S. Equity Value, U.S. Mid Cap Equity and Global Equity teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Erik McKee, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on the materials and industrials sectors. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. McKee was with Bank of America and Unibanco in Sao Paulo, Brazil.

Michael Powers, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. He began working in the investment field in 1990 when he joined the Investment Manager.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for oversight of International and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Ronald Temple, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Equity Value and U.S. Strategic Equity teams. In addition, Mr. Temple is a Co-Director of Research and a Research Analyst on the Global Research Platform, primarily covering the financials sector. Mr. Temple joined the Investment Manager in 2001 and has been working in the investment field since 1991.

18Prospectus

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolios is contained in the Fund’s Statement of Additional Information (“SAI”).

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as each Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolios’ investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities.

Prospectus19

 Lazard Retirement Series Account Policies

▲

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at each Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolios and their investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to a Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. Each Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging a Portfolio’s shares followed by purchasing or exchanging into shares of that Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other

20Prospectus

circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to a Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in foreign markets are particularly susceptible to time zone arbitrage. As a result, Portfolios investing in securities trading in non-U.S. markets may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Calculation of Net Asset Value

The Fund will determine the NAV of each Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows each Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer a Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for

Prospectus21

properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of a Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since each Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

22Prospectus

 Lazard Retirement Series Financial Highlights

▲

Financial Highlights

The following financial highlights tables are intended to help you understand each Portfolio’s financial performance since inception (or five years, whichever is less), and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with each Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders (prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio was named “Lazard Retirement Equity Portfolio”). You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return. As of the date of this Prospectus, only Lazard Retirement Emerging Markets Equity Portfolio had issued Investor Shares.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares
Net asset value, beginning of year	$10.17	$12.86	$11.02	$10.74	$9.67

Income (loss) from investment operations:
Net investment income	0.10	0.07	0.09	0.08	0.08
Net realized and unrealized gain (loss)	(3.69)	(0.14)	1.83	0.28	1.05

Total from investment operations	(3.59)	(0.07)	1.92	0.36	1.13

Less distributions from:
Net investment income	(0.07)	(0.15)	(0.08)	(0.08)	(0.06)
Net realized gains	—	(2.47)	—	—	—

Total distributions	(0.07)	(2.62)	(0.08)	(0.08)	(0.06)

Net asset value, end of year	$6.51	$10.17	$12.86	$11.02	$10.74

Total Return (a)	(35.28)%	(0.95)%	17.48%	3.38%	11.79%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$3,312	$4,959	$5,078	$4,311	$4,883
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Gross expenses	4.88%	4.21%	4.45%	3.57%	3.58%
Net investment income	1.27%	0.62%	0.68%	0.59%	0.75%
Portfolio turnover rate	86%	101%	102%	75%	59%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

Prospectus23

LAZARD RETIREMENT U.S. SMALL-MID CAP EQUITY PORTFOLIO
(until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares
Net asset value, beginning of year	$9.98	$17.31	$16.31	$16.90	$14.71

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.02)	(0.06)	(0.04)	—	(b)
Net realized and unrealized gain (loss)	(3.63)	(0.87)	2.49	0.69	2.19

Total from investment operations	(3.64)	(0.89)	2.43	0.65	2.19

Less distributions from:
Net realized gains	—	(6.44)	(1.43)	(1.24)	—

Total distributions	—	(6.44)	(1.43)	(1.24)	—

Net asset value, end of year	$6.34	$9.98	$17.31	$16.31	$16.90

Total Return (a)	(36.47)%	(7.20)%	16.07%	3.99%	14.89%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$34,969	$62,772	$82,514	$136,970	$110,982
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.18%	1.22%	1.25%
Gross expenses	1.41%	1.33%	1.18%	1.22%	1.28%
Net investment loss	(0.11)%	(0.17)%	(0.22)%	(0.26)%	(0.35)%
Portfolio turnover rate	139%	102%	87%	93%	98%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(b)	Amount is less than $0.01 per share.

24Prospectus

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares
Net asset value, beginning of year	$13.35	$14.89	$12.83	$11.88	$10.39

Income (loss) from investment operations:
Net investment income	0.21	0.19	0.21	0.15	0.09
Net realized and unrealized gain (loss)	(5.15)	1.24	2.61	1.08	1.46

Total from investment operations	(4.94)	1.43	2.82	1.23	1.55

Less distributions from:
Net investment income	(0.14)	(0.37)	(0.15)	(0.11)	(0.06)
Net realized gains	(0.04)	(2.60)	(0.61)	(0.17)	—

Total distributions	(0.18)	(2.97)	(0.76)	(0.28)	(0.06)

Net asset value, end of year	$8.23	$13.35	$14.89	$12.83	$11.88

Total Return (a)	(37.02)%	10.78%	22.53%	10.65%	14.98%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$284,140	$391,465	$308,693	$266,437	$206,625
Ratios to average net assets:
Net expenses	1.17%	1.18%	1.19%	1.21%	1.25%
Gross expenses	1.17%	1.18%	1.19%	1.21%	1.29%
Net investment income	2.15%	1.60%	1.51%	1.45%	1.05%
Portfolio turnover rate	43%	48%	75%	54%	53%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

Prospectus25

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares

Net asset value, beginning of year	$25.64	$22.69	$18.81	$13.91	$10.73

Income (loss) from investment operations:
Net investment income (a)	0.58	0.29	0.27	0.13	0.05
Net realized and unrealized gain (loss)	(12.77)	7.03	5.08	5.41	3.21

Total from investment operations	(12.19)	7.32	5.35	5.54	3.26

Less distributions from:
Net investment income	(0.47)	(0.30)	(0.10)	(0.05)	(0.08)
Net realized gains	(1.39)	(4.07)	(1.37)	(0.59)	—

Total distributions	(1.86)	(4.37)	(1.47)	(0.64)	(0.08)

Net asset value, end of year	$11.59	$25.64	$22.69	$18.81	$13.91

Total Return (b)	(48.72)%	33.30%	29.95%	40.78%	30.59%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$168,787	$251,665	$129,306	$82,812	$31,710
Ratios to average net assets:
Net expenses	1.52%	1.57%	1.60%	1.60%	1.60%
Gross expenses	1.52%	1.57%	1.69%	1.95%	2.36%
Net investment income	2.81%	1.12%	1.30%	1.39%	1.13%
Portfolio turnover rate	53%	52%	48%	51%	43%

(a)	Beginning with the fiscal year ended 12/31/06, net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

26Prospectus

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO (Concluded)

Selected data for a share of capital stock outstanding throughout each period	Year Ended		For the Period 5/1/06* to 12/31/06
	12/31/08	12/31/07

Investor Shares
Net asset value, beginning of period	$ 25.60	$22.71	$22.13

Income (loss) from investment operations:
Net investment income (a)	0.64	0.35	0.19
Net realized and unrealized gain (loss)	(12.78)	7.04	1.88

Total from investment operations	(12.14)	7.39	2.07

Less distributions from:
Net investment income	(0.52)	(0.43)	(0.12)
Net realized gains	(1.39)	(4.07)	(1.37)

Total distributions	(1.91)	(4.50)	(1.49)

Net asset value, end of period	$ 11.55	$25.60	$22.71

Total Return (b)	(48.59)%	33.63%	10.64%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$ 61,005	$145,530	$42,009
Ratios to average net assets:
Net expenses (c)	1.28%	1.32%	1.35%
Gross expenses (c)	1.28%	1.32%	1.54%
Net investment income (c)	3.02%	1.34%	1.38%
Portfolio turnover rate	53%	52%	48%

*	The inception date for Investor Shares was May 1, 2006.

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance. Period of less than one year is not annualized.

(c)	Annualized for period of less than one year.

Prospectus27

 Lazard Retirement Series Other Performance of the Investment Manager

▲

Lazard U.S. Strategic Equity Composite

This is not the Portfolio’s Performance

Prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index. The Portfolio’s current investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the “Other Accounts”). The chart below shows the historical investment performance for a composite (the “U.S. Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Strategic Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

U.S. Strategic Equity Composite	35.1%	(9.0)%	(3.1)%	(17.2)%	29.4%	19.9%	6.3%	18.1%	1.2%	(34.5)%

S&P 500 Index*	21.0%	(9.1)%	(11.9)%	(22.1)%	28.7%	10.9%	4.9%	15.8%	5.5%	(37.0)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Three Years	Five Years	Since Inception

U.S. Strategic Equity Composite	3/1/98	(34.5)%	(7.8)%	0.0%	3.3%

S&P 500 Index*	N/A	(37.0)%	(8.4)%	(2.2)%	0.3%

*

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected the performance of the U.S. Strategic Equity Composite. The performance results of the U.S. Strategic Equity Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The U.S. Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the Securities and Exchange Commission (the “SEC”) for calculating performance of mutual funds.

28Prospectus

 Lazard Retirement Series Other Performance of the Investment Manager

▲

Lazard U.S. Small-Mid Cap Equity Composite

This is not the Portfolio’s Performance

Until June 1, 2009, the Portfolio focuses on small cap U.S. companies. The Portfolio’s investment objective, policies and strategies commencing June 1, 2009 are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “U.S. Small-Mid Cap Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Small-Mid Cap Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2001	2002	2003	2004	2005	2006	2007	2008

U.S. Small-Mid Cap Equity Composite	15.2%	(19.0)%	33.2%	19.8%	9.0%	20.8%	0.2%	(36.2)%

Russell 2500 Index*	1.3%	(17.8)%	45.5%	18.3%	8.1%	16.2%	1.4%	(36.8)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Three Years	Five Years	Seven Years	Since Inception

U.S. Small-Mid Cap Equity Composite	5/1/00	(36.2)%	(8.3)%	0.1%	1.2%	3.4%

Russell 2500 Index*	N/A	(36.8)%	(9.4)%	(1.0)%	1.9%	1.7%

*	The Russell 2500 Index is comprised of the 2,500 smallest U.S. companies included in the Russell 3000 Index (which consists of the 3,000 largest U.S. companies by capitalization). The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected the performance of the U.S. Small-Mid Cap Equity Composite. The performance results of the U.S. Small-Mid Cap Equity Composite reflect actual fees charged to Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The U.S. Small-Mid Cap Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Small-Mid Cap Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

Prospectus29

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For more information about the Portfolios, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on each Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

Each Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N- CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112–6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza, New York, New York 10112–6300
Telephone: (800) 823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112–6300

Custodian

State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266–8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm

Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038–4982
http://www.stroock.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-823-6300

www.LazardNet.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

5/09 LZDPS020

Lazard Retirement Series

May 1, 2009

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

U.S. Equity
Lazard Retirement U.S. Strategic Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

 Lazard Retirement Series Table of Contents

▲

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses	Carefully review this important section for
4	Lazard Retirement U.S. Strategic Equity Portfolio	information on the Portfolio’s investment
objective, strategies, risks, past performance
and fees.

7	Fund Management	Review this section for details on the people and
7	Investment Manager	organizations who oversee the Portfolio.
7	Portfolio Management
7	Biographical Information of Principal Portfolio Managers
7	Administrator
8	Distributor
8	Custodian

9	Account Policies	Review this section for details on how shares are
9	Buying Shares	valued, how to purchase and sell shares
9	Market Timing/Excessive Trading	and payments of dividends and distributions.
10	Calculation of Net Asset Value
10	Distribution and Servicing Arrangements
10	Selling Shares
11	Dividends, Distributions and Taxes

12	Financial Highlights	Review this section for recent financial information.
13	Other Performance of the Investment Manager

	Back Cover	Where to learn more about the Portfolio.

Prospectus1

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement U.S. Strategic Equity Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

2Prospectus

 Lazard Retirement Series Overview

▲

The Portfolio

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolio if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goal

Prospectus3

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Lazard Retirement U.S. Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies. Ordinarily, the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500® Index (ranging from approximately $206 million to $337 billion as of March 20, 2009).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 15% of its total assets in non-U.S. equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts. The Investment Manager currently intends to invest the Portfolio’s assets in a relatively small number of issuers (generally 55 to 75).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Some of the Portfolio’s investments will rise and fall based only on investor perception. Mid cap and small cap companies may carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established, companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

4Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Strategic Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As of May 1, 2007, the Portfolio changed its name from “Lazard Retirement Equity Portfolio” to “Lazard Retirement U.S. Strategic Equity Portfolio” and adopted the Portfolio’s current investment strategy. Prior to May 1, 2007, the Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/03 12.75% Worst Quarter: 12/31/08 (23.02)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement U.S. Strategic Equity Portfolio

Service Shares	3/18/98	(35.28)%	(2.74)%	(1.01)%	0.02%

S&P 500 Index		(37.00)%	(2.19)%	(1.38)%	(0.03)%

Prospectus5

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	3.88%	3.88%	*

Total Annual Portfolio Operating Expenses	4.88%	4.63%

Fee Waiver and Expense Reimbursement**	3.63%	3.63%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Strategic Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$1,141	$2,157	$4,709

Investor Shares	$102	$1,069	$2,042	$4,509

6Prospectus

 Lazard Retirement Series Fund Management

▲

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $79.8 billion as of December 31, 2008. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75% of the Portfolio’s average daily net assets, all of which was waived by the Investment Manager for the fiscal year ended December 31, 2008. The investment management fee is accrued daily and paid monthly.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Fund’s annual report to shareholders for the year ended December 31, 2008.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

Christopher H. Blake and Robert A. Failla (each since May 2007), Andrew D. Lacey# (since May 2003)* and Ronald Temple (since February 2009)

#	In addition to his oversight responsibility, Mr. Lacey is a member of the portfolio management team.

*

Prior to May 1, 2007, Mr. Lacey managed the Portfolio (formerly known as “Lazard Retirement Equity Portfolio”) with a strategy that invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

Biographical Information of Principal Portfolio Managers

Christopher H. Blake, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity and U.S. Mid Cap Equity teams. Mr. Blake joined the Investment Manager in 1995, when he began working in the investment field as a research analyst for the Investment Manager.

Robert A. Failla, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity, U.S. Mid Cap Equity and Global Equity teams. Prior to joining the Investment Manager in 2003, he was a portfolio manager with AllianceBernstein. He began working in the investment field in 1993 and is a Chartered Financial Analyst Charterholder.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for oversight of U.S. and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity, U.S. Equity Select, U.S. Equity Value, U.S. Mid Cap Equity and Global Equity teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Ronald Temple, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Equity Value and U.S. Strategic Equity teams. In addition, Mr. Temple is a Co-Director of Research and a Research Analyst on the Global Research Platform, primarily covering the financials sector. Mr. Temple joined the Investment Manager in 2001 and has been working in the investment field since 1991.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information (“SAI”).

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Prospectus7

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

8Prospectus

 Lazard Retirement Series Account Policies

▲

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of that Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other

Prospectus9

circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in foreign markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners

10Prospectus

should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus11

 Lazard Retirement Series Financial Highlights

▲

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio’s financial performance over the last five years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represents the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders (prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio was named “Lazard Retirement Equity Portfolio”). You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares
Net asset value, beginning of year	$10.17	$12.86	$11.02	$10.74	$9.67

Income (loss) from investment operations:
Net investment income	0.10	0.07	0.09	0.08	0.08
Net realized and unrealized gain (loss)	(3.69)	(0.14)	1.83	0.28	1.05

Total from investment operations	(3.59)	(0.07)	1.92	0.36	1.13

Less distributions from:
Net investment income	(0.07)	(0.15)	(0.08)	(0.08)	(0.06)
Net realized gains	—	(2.47)	—	—	—

Total distributions	(0.07)	(2.62)	(0.08)	(0.08)	(0.06)

Net asset value, end of year	$6.51	$10.17	$12.86	$11.02	$10.74

Total Return (a)	(35.28)%	(0.95)%	17.48%	3.38%	11.79%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$3,312	$4,959	$5,078	$4,311	$4,883
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Gross expenses	4.88%	4.21%	4.45%	3.57%	3.58%
Net investment income	1.27%	0.62%	0.68%	0.59%	0.75%
Portfolio turnover rate	86%	101%	102%	75%	59%

(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

12Prospectus

 Lazard Retirement Series Other Performance of the Investment Manager

▲

Lazard U.S. Strategic Equity Composite

This is not the Portfolio’s Performance

Prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index. The Portfolio’s current investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the “Other Accounts”). The chart below shows the historical investment performance for a composite (the “U.S. Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Strategic Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

U.S. Strategic Equity Composite	35.1%	(9.0)%	(3.1)%	(17.2)%	29.4%	19.9%	6.3%	18.1%	1.2%	(34.5)%

S&P 500 Index*	21.0%	(9.1)%	(11.9)%	(22.1)%	28.7%	10.9%	4.9%	15.8%	5.5%	(37.0)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Three Years	Five Years	Since Inception

U.S. Strategic Equity Composite	3/1/98	(34.5)%	(7.8)%	0.0%	3.3%

S&P 500 Index*	N/A	(37.0)%	(8.4)%	(2.2)%	0.3%

*	The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the U.S. Strategic Equity Composite. The performance results of the U.S. Strategic Equity Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The U.S. Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the Securities and Exchange Commission (the “SEC”) for calculating performance of mutual funds.

Prospectus13

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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N- CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112–6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza, New York, New York 10112–6300
Telephone: (800) 823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112–6300

Custodian

State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266–8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm

Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038–4982
http://www.stroock.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-823-6300

www.LazardNet.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

5/09 LZDPS020

Lazard Retirement Series

May 1, 2009

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

U.S. Equity
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

(until June 1, 2009, known as Lazard Retirement U.S.
Small Cap Equity Portfolio)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

 Lazard Retirement Series Table of Contents

▲

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses	Carefully review this important section for
4	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	information on the Portfolio’s investment
	(until June 1, 2009, known as Lazard Retirement U.S. Small	objective, strategies, risks, past performance and
	Cap Equity Portfolio)	fees.

8	Fund Management	Review this section for details on the people and
8	Investment Manager	organizations who oversee the Portfolio.
8	Portfolio Management
8	Biographical Information of Principal Portfolio Managers
8	Administrator
8	Distributor
8	Custodian

9	Account Policies	Review this section for details on how shares are
9	Buying Shares	valued, how to purchase and sell shares
9	Market Timing/Excessive Trading	and payments of dividends and distributions.
10	Calculation of Net Asset Value
10	Distribution and Servicing Arrangements
10	Selling Shares
11	Dividends, Distributions and Taxes

12	Financial Highlights	Review this section for recent financial information.
13	Other Performance of the Investment Manager

	Back Cover	Where to learn more about the Portfolio.

Prospectus1

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (the “Portfolio” (until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

2Prospectus

 Lazard Retirement Series Overview

▲

The Portfolio

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolio if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goal

Prospectus3

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

▲

Until June 1, 2009, the Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes have meaningful upside potential relative to current valuation levels, based on earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap U.S. companies. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $1 million to $3.5 billion as of March 20, 2009).

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

(until June 1, 2009, known as Lazard Retirement U.S. Small Cap Equity Portfolio)

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S. companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500® Index (ranging from approximately $1 million to $6.0 billion as of March 18, 2009). Because “small-mid cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small-mid cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap U.S. companies. The Investment Manager seeks to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research platforms. The Investment Manager believes that contribution of ideas from multiple sources within the firm benefits the generation of investment ideas for consideration by the Portfolio’s portfolio management team. Companies selected for investment in the Portfolio generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

•	sustainable returns

•	strong free cash flow with balance sheet flexibility

•	attractive valuation, utilizing peer group and historical comparisons

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies and may invest up to 10% of its total assets in non-U.S. equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

4Prospectus

The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Prospectus5

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

As of June 1, 2009, the Portfolio will change its name from “Lazard Retirement U.S. Small Cap Equity Portfolio” to “Lazard Retirement U.S. Small-Mid Cap Equity Portfolio,” adopt the Portfolio’s investment strategies as described herein and will compare its performance to the Russell 2500 Index (see page 13 for performance of the Investment Manager’s U.S. Small-Mid Cap Equity Composite). Until June 1, 2009 (and for the periods shown below), the Portfolio focuses on small cap U.S. companies and compares its performance to the Russell 2000® Index.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Small-Mid Cap Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000® Index (which consists of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/99 21.25% Worst Quarter: 12/31/08 (29.16)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement U.S. Small-Mid Cap Equity Portfolio

Service Shares	11/4/97	(36.47)%	(3.95)%	3.38%	2.59%

Russell 2000 Index		(33.79)%	(0.93)%	3.02%	2.40%

6Prospectus

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.41%	.41%	*

Total Annual Portfolio Operating Expenses	1.41%	1.16%

Fee Waiver and Expense Reimbursement**	.16%	.16%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$431	$756	$1,677

Investor Shares	$102	$353	$623	$1,395

Prospectus7

 Lazard Retirement Series Fund Management

▲

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $79.8 billion as of December 31, 2008. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75% of the Portfolio’s average daily net assets. The investment management fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2008, the Investment Manager waived a portion of its management fee, which resulted in the Portfolio paying the Investment Manager an investment management fee at the effective annual rate of 0.59% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Fund’s annual report to shareholders for the year ended December 31, 2008.

Portfolio Management

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:#

Daniel Breslin (since May 2007) and Andrew D. Lacey* (since May 2003)

#	Until June 1, 2009, Michael DeBernardis (since September 2007) also is a member of the portfolio management team.

*	As a Deputy Chairman of the Investment Manager, Mr. Lacey is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Biographical Information of Principal Portfolio Managers

Daniel Breslin, a Director of the Investment Manager, is a portfolio manager/analyst on the U.S. Small-Mid Cap Equity portfolio team. He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Mr. Breslin was with Guardian Life and New York Life.

Michael DeBernardis, a Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Small Cap Equity team with responsibility for coverage of consumer supply chain and defense sectors. He began working in the investment field in 1996. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was a Senior Equity Analyst at Systematic Financial Management L.P. and a Market Data Analyst at Salomon Smith Barney.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for oversight of U.S. and Global strategies. He also is a portfolio manager/analyst on the U.S. Strategic Equity, U.S. Equity Select, U.S. Equity Value, U.S. Mid Cap Equity and Global Equity teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information (“SAI”).

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

8Prospectus

 Lazard Retirement Series Account Policies

▲

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of the Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other

Prospectus9

circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in foreign markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners

10Prospectus

should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus11

 Lazard Retirement Series Financial Highlights

▲

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio’s financial performance over the last five years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders (under the name “Lazard Retirement U.S. Small Cap Equity Portfolio”). You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares
Net asset value, beginning of year	$9.98	$17.31	$16.31	$16.90	$14.71

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.02)	(0.06)	(0.04)	—	(b)
Net realized and unrealized gain (loss)	(3.63)	(0.87)	2.49	0.69	2.19

Total from investment operations	(3.64)	(0.89)	2.43	0.65	2.19

Less distributions from:
Net realized gains	—	(6.44)	(1.43)	(1.24)	—

Total distributions	—	(6.44)	(1.43)	(1.24)	—

Net asset value, end of year	$6.34	$9.98	$17.31	$16.31	$16.90

Total Return (a)	(36.47)%	(7.20)%	16.07%	3.99%	14.89%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$34,969	$62,772	$82,514	$136,970	$110,982
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.18%	1.22%	1.25%
Gross expenses	1.41%	1.33%	1.18%	1.22%	1.28%
Net investment loss	(0.11)%	(0.17)%	(0.22)%	(0.26)%	(0.35)%
Portfolio turnover rate	139%	102%	87%	93%	98%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(b)	Amount is less than $0.01 per share.

12Prospectus

 Lazard Retirement Series Other Performance of the Investment Manager

▲

Lazard U.S. Small-Mid Cap Equity Composite

This is not the Portfolio’s Performance

Until June 1, 2009, the Portfolio focuses on small cap U.S. companies. The Portfolio’s investment objective, policies and strategies commencing June 1, 2009 are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the “Other Accounts”). The chart below shows the historical investment performance for a composite (the “U.S. Small-Mid Cap Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Small-Mid Cap Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2001	2002	2003	2004	2005	2006	2007	2008

U.S. Small-Mid Cap Equity Composite	15.2%	(19.0)%	33.2%	19.8%	9.0%	20.8%	0.2%	(36.2)%

Russell 2500 Index*	1.3%	(17.8)%	45.5%	18.3%	8.1%	16.2%	1.4%	(36.8)%

Average Annual Total Returns (for the periods ended December 31, 2008)	Inception Date	One Year	Three Years	Five Years	Seven Years	Since Inception

U.S. Small-Mid Cap Equity Composite	5/1/00	(36.2)%	(8.3)%	0.1%	1.2%	3.4%

Russell 2500 Index*	N/A	(36.8)%	(9.4)%	(1.0)%	1.9%	1.7%

*	The Russell 2500 Index is comprised of the 2,500 smallest U.S. companies included in the Russell 3000 Index (which consists of the 3,000 largest U.S. companies by capitalization). The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the U.S. Small-Mid Cap Equity Composite. The performance results of the U.S. Small-Mid Cap Equity Composite reflect actual fees charged to Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The U.S. Small-Mid Cap Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Small-Mid Cap Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the Securities and Exchange Commission (the “SEC”) for calculating performance of mutual funds.

Prospectus13

For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N- CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112–6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza, New York, New York 10112–6300
Telephone: (800) 823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112–6300

Custodian

State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266–8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm

Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038–4982
http://www.stroock.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300

800-823-6300

www.LazardNet.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

6/09 LZDPS020

Lazard Retirement Series

May 1, 2009

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

International Equity
Lazard Retirement International Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

 Lazard Retirement Series Table of Contents

▲

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses	Carefully review this important section for
4	Lazard Retirement International Equity Portfolio	information on the Portfolio’s investment objective, strategies, risks, past performance and fees.

7	Fund Management	Review this section for details on the people and
7	Investment Manager	organizations who oversee the Portfolio.
7	Portfolio Management
7	Biographical Information of Principal Portfolio Managers
8	Administrator
8	Distributor
8	Custodian

9	Account Policies	Review this section for details on how shares are
9	Buying Shares	valued, how to purchase and sell shares
9	Market Timing/Excessive Trading	and payments of dividends and distributions.
10	Calculation of Net Asset Value
10	Distribution and Servicing Arrangements
10	Selling Shares
11	Dividends, Distributions and Taxes

12	Financial Highlights	Review this section for recent financial information.

	Back Cover	Where to learn more about the Portfolio.

Prospectus1

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement International Equity Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

2Prospectus

 Lazard Retirement Series Overview

▲

The Portfolio

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolio if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goal

Prospectus3

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

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Lazard Retirement International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International (“MSCI®”) Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $509 million to $126 billion as of March 20, 2009) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

4Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter: 6/30/03 15.42% Worst Quarter: 9/30/02 (17.43)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement International Equity Portfolio

Service Shares	9/1/98	(37.02)%	1.70%	0.39%	1.51%

MSCI EAFE Index		(43.38)%	1.66%	0.80%	2.31%

Prospectus5

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.17%	.17%	*

Total Annual Portfolio Operating Expenses**	1.17%	.92%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

These expenses are as of the Portfolio’s fiscal year ended December 31, 2008. Expense ratios change over time and may tend to rise when Portfolio assets decline. The Investment Manager is contractually obligated to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$119	$372	$644	$1,420

Investor Shares	$94	$293	$509	$1,131

6Prospectus

 Lazard Retirement Series Fund Management

▲

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $79.8 billion as of December 31, 2008. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75% of the Portfolio’s average daily net assets, which was not subject to a waiver for the fiscal year ended December 31, 2008. The investment management fee is accrued daily and paid monthly.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Fund’s annual report to shareholders for the year ended December 31, 2008.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

Michael G. Fry (since November 2005), Michael A. Bennett and Michael Powers (each since May 2003) and John R. Reinsberg#

#	In addition to his oversight responsibility, Mr. Reinsberg is a member of the portfolio management team.

Biographical Information of Principal Portfolio Managers

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Equity team. Prior to joining the Investment Manager in 1992, Mr. Bennett was an international equity analyst with General Electric Investment Corporation and worked at Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987 and is a Chartered Financial Analyst Charterholder.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Michael Powers, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. He began working in the investment field in 1990 when he joined the Investment Manager.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for oversight of International and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information (“SAI”).

Prospectus7

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

8Prospectus

 Lazard Retirement Series Account Policies

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Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of that Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other

Prospectus9

circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in foreign markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for

10Prospectus

properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus11

 Lazard Retirement Series Financial Highlights

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Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio’s financial performance over the last five years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represents the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares
Net asset value, beginning of year	$13.35	$14.89	$12.83	$11.88	$10.39

Income (loss) from investment operations:
Net investment income	0.21	0.19	0.21	0.15	0.09
Net realized and unrealized gain (loss)	(5.15)	1.24	2.61	1.08	1.46

Total from investment operations	(4.94)	1.43	2.82	1.23	1.55

Less distributions from:
Net investment income	(0.14)	(0.37)	(0.15)	(0.11)	(0.06)
Net realized gains	(0.04)	(2.60)	(0.61)	(0.17)	—

Total distributions	(0.18)	(2.97)	(0.76)	(0.28)	(0.06)

Net asset value, end of year	$8.23	$13.35	$14.89	$12.83	$11.88

Total Return (a)	(37.02)%	10.78%	22.53%	10.65%	14.98%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$284,140	$391,465	$308,693	$266,437	$206,625
Ratios to average net assets:
Net expenses	1.17%	1.18%	1.19%	1.21%	1.25%
Gross expenses	1.17%	1.18%	1.19%	1.21%	1.29%
Net investment income	2.15%	1.60%	1.51%	1.45%	1.05%
Portfolio turnover rate	43%	48%	75%	54%	53%

(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

12Prospectus

For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N- CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112–6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (the “SEC”) in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza, New York, New York 10112–6300
Telephone: (800) 823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112–6300

Custodian

State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266–8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm

Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038–4982
http://www.stroock.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-823-6300

www.LazardNet.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

5/09 LZDPS020

Lazard Retirement Series

May 1, 2009

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

Emerging Markets
Lazard Retirement Emerging Markets Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

 Lazard Retirement Series Table of Contents

▲

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses	Carefully review this important section for
4	Lazard Retirement Emerging Markets Equity Portfolio	information on the Portfolio’s investment
objective, strategies, risks, past performance
and fees.

7	Fund Management	Review this section for details on the people and
7	Investment Manager	organizations who oversee the Portfolio.
7	Portfolio Management
7	Biographical Information of Principal Portfolio Managers
8	Administrator
8	Distributor
8	Custodian

9	Account Policies	Review this section for details on how shares are
9	Buying Shares	valued, how to purchase and sell shares
9	Market Timing/Excessive Trading	and payments of dividends and distributions.
10	Calculation of Net Asset Value
10	Distribution and Servicing Arrangements
10	Selling Shares
11	Dividends, Distributions and Taxes

12	Financial Highlights	Review this section for recent financial information.

	Back Cover	Where to learn more about the Portfolio.

Prospectus1

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement Emerging Markets Equity Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other funds/portfolios managed or advised by the Investment Manager. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 823-6300.

2Prospectus

 Lazard Retirement Series Overview

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The Portfolio

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolio if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goal

Prospectus3

 Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

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Lazard Retirement Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets (“EM®”) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions (for hedging purposes or to seek to increase returns).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

4Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares and Investor Shares over time to that of the MSCI EM Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Best Quarter: 12/31/99 29.16% Worst Quarter: 12/31/08 (31.03)%

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement Emerging Markets Equity Portfolio

Service Shares	11/4/97	(48.72)%	10.30%	9.83%	5.81%

Investor Shares	5/1/06	(48.59)%	N/A	N/A	(9.78)%

MSCI EM Index		(53.33)%	7.66%	9.02%	4.67% (Service) (12.33)% (Investor)

Prospectus5

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets are reflected in the share price. The accompanying table does not reflect fees charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.27%	.28%

Total Annual Portfolio Operating Expenses*	1.52%	1.28%

*

These expenses are as of the Portfolio’s fiscal year ended December 31, 2008. Expense ratios change over time and may tend to rise when Portfolio assets decline. The Investment Manager is contractually obligated to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2010, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% and 1.35% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement Emerging Markets Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$155	$480	$829	$1,813

Investor Shares	$130	$406	$702	$1,545

6Prospectus

 Lazard Retirement Series Fund Management

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Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $79.8 billion as of December 31, 2008. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 1.00% of the Portfolio’s average daily net assets, which was not subject to a waiver for the fiscal year ended December 31, 2008. The investment management fee is accrued daily and paid monthly.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager is available in the Fund’s annual report to shareholders for the year ended December 31, 2008.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

Rohit Chopra (since May 2007), James M. Donald (since November 2001), Erik McKee (since July 2008) and John R. Reinsberg*

*	As a Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Biographical Information of Principal Portfolio Managers

Rohit Chopra, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley.

James M. Donald, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group. Prior to joining the Investment Manager in 1996, Mr. Donald was a portfolio manager with Mercury Asset Management. Mr. Donald is a Chartered Financial Analyst Charterholder.

Erik McKee, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on the materials and industrials sectors. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. McKee was with Bank of America and Unibanco in Sao Paulo, Brazil.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for oversight of International and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Prospectus7

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information (“SAI”).

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

8Prospectus

 Lazard Retirement Series Account Policies

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Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging the Portfolio’s shares followed by purchasing or exchanging into shares of that Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Account Policies—Calculation of Net Asset Value.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other

Prospectus9

circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in foreign markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for

10Prospectus

properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus11

 Lazard Retirement Series Financial Highlights

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Financial Highlights

The following financial highlights tables are intended to help you understand the Portfolio’s financial performance since inception (or five years, whichever is less), and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Service Shares

Net asset value, beginning of year	$25.64	$22.69	$18.81	$13.91	$10.73

Income (loss) from investment operations:
Net investment income (a)	0.58	0.29	0.27	0.13	0.05
Net realized and unrealized gain (loss)	(12.77)	7.03	5.08	5.41	3.21

Total from investment operations	(12.19)	7.32	5.35	5.54	3.26

Less distributions from:
Net investment income	(0.47)	(0.30)	(0.10)	(0.05)	(0.08)
Net realized gains	(1.39)	(4.07)	(1.37)	(0.59)	—

Total distributions	(1.86)	(4.37)	(1.47)	(0.64)	(0.08)

Net asset value, end of year	$11.59	$25.64	$22.69	$18.81	$13.91

Total Return (b)	(48.72)%	33.30%	29.95%	40.78%	30.59%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$168,787	$251,665	$129,306	$82,812	$31,710
Ratios to average net assets:
Net expenses	1.52%	1.57%	1.60%	1.60%	1.60%
Gross expenses	1.52%	1.57%	1.69%	1.95%	2.36%
Net investment income	2.81%	1.12%	1.30%	1.39%	1.13%
Portfolio turnover rate	53%	52%	48%	51%	43%

(a)	Beginning with the fiscal year ended 12/31/06, net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

12Prospectus

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO (Concluded)

Selected data for a share of capital stock outstanding throughout each period	Year Ended		For the Period 5/1/06* to 12/31/06
	12/31/08	12/31/07

Investor Shares
Net asset value, beginning of period	$ 25.60	$22.71	$22.13

Income (loss) from investment operations:
Net investment income (a)	0.64	0.35	0.19
Net realized and unrealized gain (loss)	(12.78)	7.04	1.88

Total from investment operations	(12.14)	7.39	2.07

Less distributions from:
Net investment income	(0.52)	(0.43)	(0.12)
Net realized gains	(1.39)	(4.07)	(1.37)

Total distributions	(1.91)	(4.50)	(1.49)

Net asset value, end of period	$ 11.55	$25.60	$22.71

Total Return (b)	(48.59)%	33.63%	10.64%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$ 61,005	$145,530	$42,009
Ratios to average net assets:
Net expenses (c)	1.28%	1.32%	1.35%
Gross expenses (c)	1.28%	1.32%	1.54%
Net investment income (c)	3.02%	1.34%	1.38%
Portfolio turnover rate	53%	52%	48%

*	The inception date for Investor Shares was May 1, 2006.

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance. Period of less than one year is not annualized.

(c)	Annualized for period of less than one year.

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For more information about the Portfolio, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N- CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112–6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (the “SEC”) in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza, New York, New York 10112–6300
Telephone: (800) 823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112–6300

Custodian

State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266–8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm

Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038–4982
http://www.stroock.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-823-6300

www.LazardNet.com

© 2009 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

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Lazard Retirement Series